Document and Entity Information	Jul. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2020
Entity Registrant Name	Hewlett Packard Enterprise Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37483
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	6280 AMERICA CENTER DRIVE
Entity Address, City or Town	SAN JOSE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	650
Local Phone Number	687-5817
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001645590
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE